Summary of Significant Accounting Policies (Tables)	12 Months Ended
Mar. 31, 2014
Summary of Significant Accounting Policies [Abstract]
Schedule of Estimated Useful Lives of Property, Plant and Equipment

Depreciation and amortization are provided on the straight line method based on the estimated useful lives of the assets as follows:

Leasehold land and buildings	30 - 50 years
Plant and machinery	5 - 15 years
Furniture, fixtures and equipment	4 - 5 years
Motor vehicles	3 - 5 years
Leasehold improvements	2 - 5 years

Schedule of Allowance for Doubtful Account
	Year ended March 31,
Allowance for doubtful account	2012	2013	2014

Balance at beginning of the year	$599	$447	$574
Provision for the year	18	214	34
Bad debt recovery	-	-	(53)
Written off during the year	(171)	(88)	(21)
Exchange difference	1	1	-
	$447	$574	$534

Schedule of Assumptions Used In Valuing Stock Options

The fair value of options granted in the years ended March 31, 2012, 2013, and 2014 were estimated using the Binomial option pricing model with the following assumptions:

	Year ended March 31,
	2012	2013	2014
Risk-free interest rate - weighted average	2.07%	N/A	N/A
Expected life of options - weighted average	10 years	N/A	N/A
Stock volatility	43.90%	N/A	N/A
Expected dividend yield	5.83%	N/A	N/A

Schedule of Net Loss Per Share

Basic net loss per share and diluted net loss per share calculated in accordance with ASC No. 260, "Earnings Per Share", are reconciled as follows (shares in thousands):

	Year ended March 31,
	2012	2013	2014

Net loss attributable to Deswell Industries, Inc.	$(1,461)	$(1,991)	$(7,490)
Basic net loss per share	$(0.09)	$(0.12)	$(0.46)
Basic weighted average common shares outstanding	16,197	16,467	16,186
Effect of dilutive securities - Options	-	-	-
Diluted weighted average common and potential common shares outstanding	16,197	16,467	16,186
Diluted net loss per share	$(0.09)	$(0.12)	$(0.46)